Significant Accounting Policies - Summary of common stock reflected in the balance sheets are reconciled (Details) - Armada Acquisition Corp I [Member] - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 15, 2024	Feb. 09, 2024	Aug. 02, 2023	Aug. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Gross Proceeds									$ 150,000,000
Proceeds allocated to Public Warrants									(11,700,000)
Issuance costs related to common stock									(3,261,589)
Remeasurement of carrying value to redemption value	$ 10,384,496	$ 10,384,496	$ 12,095,215	$ 12,095,215	$ 347,252	$ 467,884	$ 1,108,476	$ 3,943,038	14,961,589
Subsequent remeasurement of carrying value to redemption value – Trust interest income (excluding the amount that can be withdrawn from Trust Account for taxes)									548,862
Common stock subject to possible redemption					15,747,446	$ 25,784,690	16,040,786	25,316,806	150,548,862
Redemptions					$ (10,384,496)		$ (10,384,496)	$ (129,175,094)	$ (129,175,094)